Long-Term Deposits - Schedule of Long-Term Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Deposits [Abstract]
Rental deposits	$ 71,823	$ 71,823
Total	$ 71,823	$ 71,823